CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net increase in cash and cash equivalents	$ (31,455)	$ 21,261	$ 45,675
Cash and cash equivalents, beginning of year	229,095	207,834	162,159
Cash and cash equivalents, end of year	197,640	229,095	207,834
Parent Company [Member]
Net cash used in operating activities	(930)	(1,697)	(397)
Net cash (used in) provided by investing activities	(396)	11,390	(4,402)
Net cash provided by (used in) financing activities	5,858	(9,559)	13,236
Net increase in cash and cash equivalents	4,532	134	8,437
Cash and cash equivalents, beginning of year	8,571	8,437	0
Cash and cash equivalents, end of year	$ 13,103	$ 8,571	$ 8,437